Employee benefits (Details 5) (Defined pension benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 10,465	$ 10,930	$ 10,282
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,345	1,116
Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	433	387
Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	638	586
Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	274	143
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	8,049	8,603
Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,821	2,287
Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	487	515
Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,211	1,011
Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,521	3,442
Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	671	645
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	126	69
Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	56	505
Level 2 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	94	82
Level 2 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	62	47
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,071	1,211	1,182
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	136	155	164
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	93	158	153
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	842	866	830
Level 3 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets		32	35
Total fair value
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	10,465	10,930
Total fair value | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	433	387
Total fair value | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,821	2,287
Total fair value | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	487	515
Total fair value | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,849	1,597
Total fair value | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,521	3,442
Total fair value | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	671	645
Total fair value | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	126	69
Total fair value | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	330	648
Total fair value | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	136	155
Total fair value | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	93	158
Total fair value | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	936	948
Total fair value | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 62	$ 79